FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 49,824	Rp 50,907
Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	8,053	8,530
Amortized cost | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Financial assets	29,007	31,947
Amortized cost | Other current financial assets
FINANCIAL RISK MANAGEMENT
Financial assets	1,359	1,268
Amortized cost | Trade and other receivables.
FINANCIAL RISK MANAGEMENT
Financial assets	10,948	8,895
Amortized cost | Other non-current assets
FINANCIAL RISK MANAGEMENT
Financial assets	155	186
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Financial assets	302	81
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	8,028	8,508
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 25	Rp 22